Condensed Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	75,000,000	75,000,000	75,000,000
Common stock, issued	35,857,701	34,807,881	32,320,891
Common stock, outstanding	35,857,701	34,807,881	32,320,891
Debt discount of note payable, current	$ 0	$ 59	$ 0
Debt discount of note payable, noncurrent		$ 0	$ 255